Document and Entity Information	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2021
Entity Registrant Name	Adicet Bio, Inc.
Entity Central Index Key	0001720580
Entity Incorporation State Country Code	DE
Entity File Number	001-38359
Entity Tax Identification Number	81-3305277
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	650
Local Phone Number	503-9095
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ACET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false